(Loss) Earnings Per Share - Schedule of Outstanding Securities (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	1,210,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	2,983,332